UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21552

 NAME OF REGISTRANT:                     J. P. Morgan Access Multi-Strategy
                                         Fund, L.L.C.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 277 Park Avenue
                                         Ney York, NY 10172

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management,
                                         Inc.
                                         383 Madison Ave
                                         New York, NY 10179

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


Date of fiscal year end:

March 31
J. P. Morgan Access Multi-Strategy Fund, L.L.C.
J. P. Morgan Access Multi-Strategy Fund, L.L.C.
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         J. P. Morgan Access Multi-Strategy Fund, L.L.C.
By (Signature)       /s/ Brian S. Shlissel
Name                 Brian S. Shlissel
Title                President
Date                 08/27/2021